ALLSTATE FINANCIAL
                      Allstate Financial Law and Regulation


Terry R. Young                                     Direct Dial:  847.402.0475
Associate Counsel                                  Facsimile:  847.402.3781
                                                   Email: Tyoub@allstate.com




                                   May 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Charter National Variable Annuity Account ("Registrant") Post-Effective Amendment No. 25 ("Amendment") to
              Form N-4 Registration Statement ("Registration Statement") File Nos. 033-22925 and 811-05279; CIK No. 0000820098

Commissioners:

On behalf of Charter National Life Insurance Company (the "Company") and the Registrant, we are transmitting for filing a certification pursuant to paragraph
(j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of the Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced Registration Statement. The Registration Statement was filed electronically with the Commission on April 25, 2005.

            Please direct any question or comment to me at the number below.


Sincerely,

/s/ Terry R. Young
Terry R. Young, Esq.